Share capital - Non-Option Equity Instruments Rollforward (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reinvested dividend equivalents (in shares)	96
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding units, beginning of year (in shares)	3,934	2,054
Granted (in shares)	1,777	2,963
Units vested and converted to common shares (in shares)	(1,473)	(1,083)
Outstanding units, end of year (in shares)	4,334	3,934